Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliation of statutory tax rate to effective tax rate
The Company's effective income tax provision differs from the amount calculated using the statutory U.S. federal income tax rate, principally due to the following:

(in millions)
	Year Ended December 31,
	2012		2011		2010
	Amount	Percentage of Income Before Income Taxes	Amount	Percentage of Income Before Income Taxes	Amount	Percentage of Income Before Income Taxes
Statutory U.S. federal income tax	$80.2	35.0%	$114.9	35.0%	$80.8	35.0%
State income taxes, net of federal benefit	4.5	2.0	7.9	2.4	5.3	2.3
Foreign repatriation, net of foreign tax credits	48.1	21.0	—	—	—	—
Foreign tax differential	(9.7)	(4.2)	(9.4)	(2.9)	(8.6)	(3.7)
Change in valuation allowances	(2.8)	(1.2)	(5.9)	(1.8)	(1.0)	(0.4)
Uncertain tax positions	2.6	1.1	4.1	1.2	(0.6)	(0.3)
Subpart F income	4.1	1.8	3.2	1.0	2.9	1.3
Manufacturing deduction	(3.8)	(1.7)	(5.0)	(1.5)	(4.0)	(1.7)
Permanent and other	(0.8)	(0.4)	(1.0)	(0.3)	(1.1)	(0.6)

Effective income tax provision	$122.4	53.4%	$108.8	33.1%	$73.7	31.9%

Pre-tax income attributable to operating segments
The following sets forth the amount of income before income taxes attributable to each of the Company's operating segments for the years ended December 31, 2012, 2011 and 2010:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Income before income taxes:
North America	$126.2	$224.6	$137.7
International	103.0	103.8	93.2

Consolidated	$229.2	$328.4	$230.9

Reconciliation of beginning and ending amount of unrecognized tax benefits
U.S. GAAP prescribes a recognition threshold and measurement attribute for the accounting and financial statement disclosure of tax positions taken or expected to be taken in a tax return. The evaluation of a tax position is a two-step process. The first step requires the Company to determine whether it is more likely than not that a tax position will be sustained upon examination based on the technical merits of the position. The second step requires the Company to recognize in the financial statements each tax position that meets the more likely than not criteria, measured at the largest amount of benefit that has a greater than 50% likelihood of being realized.  A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)
Balance as of December 31, 2010	$8.9

Additions based on tax positions related to 2011	1.9
Additions for tax positions of prior years	2.6
Settlements of uncertain tax positions with tax authorities	(0.1)

Balance as of December 31, 2011	$13.3

Additions based on tax positions related to 2012	1.1
Settlements of uncertain tax positions with tax authorities	(1.5)

Balance as of December 31, 2012	$12.9

Tax provision summary
The income tax provision consisted of the following:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Current provision
Federal	$49.9	$76.9	$40.5
State	7.8	12.0	7.1
Foreign	26.3	28.4	21.2

Total current	84.0	117.3	68.8

Deferred provision
Federal	37.1	(1.4)	2.5
State	4.2	(0.2)	0.3
Foreign	(2.9)	(6.9)	2.1

Total deferred	38.4	(8.5)	4.9

Total Income tax provision	$122.4	$108.8	$73.7

Deferred tax assets and liabilities recognized in the Consolidated Balance Sheets
The net deferred tax assets and liabilities recognized in the accompanying Consolidated Balance Sheets consisted of the following:

(in millions)
	December 31,
	2012	2011
Deferred tax assets:
Stock-based compensation	$11.7	$11.2
Accrued expenses and other	10.6	7.6
Net operating losses	9.6	9.9
Inventories	3.5	1.8
Intangible assets	2.4	1.1
Property, plant and equipment	1.5	2.7

Total deferred tax assets	39.3	34.3
Valuation allowances	(0.1)	(2.9)

Total net deferred tax assets	39.2	31.4

Deferred tax liabilities:
Foreign repatriation, net of foreign tax credits	(45.4)	---
Intangible assets	(21.8)	(23.0)
Property, plant and equipment	(13.1)	(11.7)
Accrued expenses and other	(3.7)	(6.5)

Total deferred tax liabilities	(84.0)	(41.2)

Net deferred tax liabilities	$(44.8)	$(9.8)